UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2013

Date of reporting period:  February 28, 2013

Item 1. Schedule of Investments.

Gerstein Fisher Multi-Factor Growth Equity Fund
Schedule of Investments
February 28, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.87%
Accommodation - 0.10%
Wyndham Worldwide Corp.	2,287	137,769

Administrative and Support Services - 0.30%
AECOM Technology Corp. (a)	5,387	163,280
Expedia, Inc.	3,437	219,418
Liquidity Services, Inc. (a)	1,102	37,523
		420,221
Air Transportation - 0.50%
Alaska Air Group, Inc. (a)	7,454	384,254
SkyWest, Inc.	5,255	73,570
Spirit Airlines, Inc. (a)	2,001	40,520
United Continental Holdings, Inc. (a)	7,153	191,057
		689,401
Ambulatory Health Care Services - 0.39%
Air Methods Corp.	11,897	532,867

Amusement, Gambling, and Recreation Industries - 0.67%
Six Flags Entertainment Corp.	3,181	212,523
Walt Disney Co.	13,007	710,052
		922,575
Animal Production and Aquaculture - 0.26%
Cal-Maine Foods, Inc.	8,879	359,511

Apparel Manufacturing - 0.86%
Carter's, Inc. (a)	1,829	103,174
PVH Corp.	2,866	349,222
Under Armour, Inc. (a)	564	27,794
VF Corp.	4,416	712,124
		1,192,314
Beverage and Tobacco Product Manufacturing - 5.92%
Altria Group, Inc.	7,548	253,235
Boston Beer Co., Inc. (a)	897	139,421
Brown-Forman Corp.	660	43,309
Coca-Cola Co.	30,562	1,183,361
Coca-Cola Enterprises, Inc.	34,332	1,228,399
Lorillard, Inc.	915	35,264
Monster Beverage Corp. (a)	9,854	496,937
PepsiCo, Inc.	12,730	964,552
Philip Morris International, Inc.	36,802	3,376,584
Reynolds American, Inc.	10,241	447,327
		8,168,389
Broadcasting (except Internet) - 1.31%
Comcast Corp.	20,305	807,936
DIRECTV (a)	987	47,544
Discovery Communications, Inc. (a)	8,562	627,851
Starz - Liberty Capital (a)	17,794	330,257
		1,813,588
Building Material and Garden Equipment and Supplies Dealers - 2.98%
Home Depot, Inc.	31,815	2,179,327
Lumber Liquidators Holdings, Inc. (a)	17,264	1,021,856
Sherwin-Williams Co.	5,688	919,124
		4,120,307
Chemical Manufacturing - 10.55%
Abbott Laboratories	25,569	863,977
AbbVie, Inc.	25,569	944,007
Actavis, Inc. (a)	876	74,600
Alexion Pharmaceuticals, Inc. (a)	15,675	1,359,650
CF Industries Holdings, Inc.	7,624	1,531,128
Church & Dwight Co., Inc.	734	45,479
Colgate-Palmolive Co.	5,036	576,269
E.I. du Pont de Nemours & Co.	579	27,734
Eastman Chemical Co.	4,158	289,937
Endo Health Solutions, Inc. (a)	2,412	74,772
Gilead Sciences, Inc. (a)	8,928	381,315
Hi-Tech Pharmacal Co., Inc. (a)	3,987	147,559
Innophos Holdings, Inc.	6,209	303,185
Johnson & Johnson	7,636	581,176
LyondellBasell Industries NV (b)	19,919	1,167,652
Medifast, Inc. (a)	3,021	70,027
Medivation, Inc. (a)	36,664	1,801,668
Olin Corp.	9,574	221,734
PDL BioPharma, Inc.	29,730	212,272
Perrigo Co.	4,284	484,820
Questcor Pharmaceuticals, Inc.	2,641	86,097
Regeneron Pharmaceuticals, Inc. (a)	11,434	1,909,477
Salix Pharmaceuticals Ltd. (a)	773	37,761
Stepan Co.	17,178	1,051,981
The Mosaic Co.	494	28,919
Westlake Chemical Corp.	3,544	305,564
		14,578,760
Clothing and Clothing Accessories Stores - 1.44%
Buckle, Inc.	704	31,546
DSW, Inc.	505	34,183
Genesco, Inc. (a)	1,911	112,138
L Brands, Inc.	4,088	186,086
Ross Stores, Inc.	15,222	882,267
TJX Companies, Inc.	16,468	740,566
		1,986,786
Computer and Electronic Product Manufacturing - 12.88%
Apple, Inc.	12,428	5,485,719
Atmel Corp. (a)	7,982	54,278
Atrion Corp.	149	29,240
Cirrus Logic, Inc. (a)	18,618	447,577
Dell, Inc.	13,115	182,954
EMC Corp. (a)	38,690	890,257
FEI Co.	6,278	397,648
Fossil, Inc. (a)	395	40,594
Harris Corp.	9,836	472,817
Intel Corp.	24,881	518,769
International Business Machines Corp.	26,816	5,385,457
Loral Space & Communications, Inc.	2,870	167,149
Mettler-Toledo International, Inc. (a)	196	41,709
OSI Systems, Inc. (a)	4,626	266,596
QUALCOMM, Inc.	22,074	1,448,716
Skyworks Solutions, Inc. (a)	1,446	30,800
St. Jude Medical, Inc.	742	30,422
Stratasys Ltd. (a)(b)	3,287	207,541
Teradata Corp. (a)	1,742	101,141
TTM Technologies, Inc. (a)	11,530	94,546
Viacom, Inc.	12,856	751,561
Western Digital Corp.	15,807	745,458
		17,790,949
Couriers and Messengers - 0.02%
United Parcel Service, Inc.	356	29,423

Credit Intermediation and Related Activities - 3.38%
American Express Co.	5,699	354,193
Bank of the Ozarks, Inc.	8,300	318,637
Cash America International, Inc.	1,597	80,872
Discover Financial Services	11,203	431,652
Ocwen Financial Corp. (a)	18,572	732,107
Signature Bank (a)	1,004	74,567
Visa, Inc.	11,704	1,856,723
Wells Fargo & Co.	14,808	519,465
World Acceptance Corp. (a)	3,951	310,944
		4,679,160
Data Processing, Hosting and Related Services - 0.56%
AOL, Inc.	17,030	628,407
Automatic Data Processing, Inc.	1,746	107,135
DST Systems, Inc.	521	35,386
		770,928
Electrical Equipment, Appliance, and Component Manufacturing - 0.72%
Emerson Electric Co.	606	34,360
Generac Holdings, Inc.	24,225	834,551
Hubbell, Inc.	516	47,942
Nortek, Inc. (a)	1,131	81,364
		998,217
Electronics and Appliance Stores - 0.15%
Conn's, Inc. (a)	6,625	212,265

Fabricated Metal Product Manufacturing - 0.58%
Chart Industries, Inc. (a)	5,825	422,662
Timken Co.	6,868	373,070
		795,732
Food and Beverage Stores - 0.46%
Casey's General Stores, Inc.	7,151	404,675
Harris Teeter Supermarkets, Inc.	697	29,971
Whole Foods Market, Inc.	2,334	199,837
		634,483
Food Manufacturing - 1.63%
B & G Foods, Inc.	12,697	373,292
Bunge Ltd. (b)	12,122	898,361
Darling International, Inc. (a)	8,629	144,018
Hain Celestial Group, Inc. (a)	1,256	68,766
Ingredion, Inc.	8,975	594,145
Kraft Foods Group, Inc.	1,138	55,159
Mondelez International, Inc.	1,050	29,033
Omega Protein Corp. (a)	12,223	101,206
		2,263,980
Food Services and Drinking Places - 1.76%
Chipotle Mexican Grill, Inc. (a)	226	71,595
Hyatt Hotels Corp. (a)	17,496	718,910
McDonald's Corp.	11,920	1,143,127
Starbucks Corp.	1,180	64,688
Yum! Brands, Inc.	6,535	427,912
		2,426,232
Funds, Trusts, and Other Financial Vehicles - 0.14%
WellCare Health Plans, Inc. (a)	3,444	196,962

Furniture and Related Product Manufacturing - 0.44%
Fortune Brands Home & Security, Inc. (a)	9,492	327,949
Patrick Industries, Inc. (a)	7,315	96,997
Select Comfort Corp. (a)	8,549	175,511
		600,457
Gasoline Stations - 0.78%
Susser Holdings Corp. (a)	24,178	1,070,602

General Merchandise Stores - 3.89%
Dollar General Corp. (a)	24,970	1,157,110
Dollar Tree, Inc. (a)	12,906	583,157
Macy's, Inc.	6,271	257,738
O'Reilly Automotive, Inc. (a)	3,794	386,002
Pricesmart, Inc.	397	29,438
Target Corp.	3,762	236,856
Tractor Supply Co.	1,899	197,477
Wal-Mart Stores, Inc.	35,793	2,533,428
		5,381,206
Health and Personal Care Stores - 1.40%
CVS Caremark Corporation	10,581	540,901
Express Scripts Holding Co. (a)	10,163	578,376
McKesson Corp.	2,877	305,336
Owens & Minor, Inc.	7,291	222,011
Ulta Salon Cosmetics & Fragrance, Inc.	3,225	285,606
		1,932,230
Heavy and Civil Engineering Construction - 0.33%
KBR, Inc.	2,855	86,763
MasTec, Inc. (a)	6,928	208,463
Primoris Services Corp.	8,294	155,513
		450,739
Insurance Carriers and Related Activities - 4.68%
Allied World Assurance Co. Holdings AG (b)	37,741	3,314,037
Amtrust Financial Services, Inc.	12,347	410,538
Homeowners Choice, Inc.	30,552	615,928
Travelers Companies, Inc.	10,237	823,260
Validus Holdings Ltd. (b)	26,892	958,162
WellPoint, Inc.	5,259	327,005
		6,448,930
Leather and Allied Product Manufacturing - 0.02%
NIKE, Inc.	598	32,567

Machinery Manufacturing - 2.65%
3D Systems Corp. (a)	4,592	169,702
Applied Materials, Inc.	21,678	296,989
Cascade Corp.	601	38,614
Caterpillar, Inc.	1,664	153,704
Coinstar, Inc. (a)	4,672	239,160
Cummins, Inc.	5,390	624,539
Deere & Co.	2,936	257,868
Flowserve Corp.	2,471	396,596
KLA-Tencor Corp.	9,973	546,121
National Oilwell Varco, Inc.	3,253	221,627
Oil States International, Inc. (a)	991	75,465
Roper Industries, Inc.	5,141	640,620
		3,661,005
Management of Companies and Enterprises - 0.77%
EchoStar Corp. (a)	27,929	1,056,833

Merchant Wholesalers, Durable Goods - 2.84%
Anixter International, Inc.	4,305	296,701
Arrow Electronics, Inc. (a)	17,635	708,044
Covidien PLC (b)	11,101	705,691
Dorman Products, Inc.	30,324	1,060,127
Henry Schein, Inc. (a)	361	32,208
LKQ Corp. (a)	17,220	364,892
MWI Veterinary Supply, Inc. (a)	337	42,550
Tessco Technologies, Inc.	6,697	152,491
WW Grainger, Inc.	2,478	561,168
		3,923,872
Merchant Wholesalers, Nondurable Goods - 0.11%
Monsanto Co.	328	33,138
Nu Skin Enterprises, Inc.	1,515	62,418
Procter & Gamble Co.	735	55,992
		151,548
Miscellaneous Manufacturing - 1.72%
3M Co.	711	73,944
Becton Dickinson & Co.	375	33,023
Cooper Companies, Inc.	3,002	318,392
Edwards Lifesciences Corp. (a)	2,017	173,321
Estee Lauder Companies, Inc.	521	33,396
Intuitive Surgical, Inc. (a)	1,826	931,059
NewMarket Corp.	3,080	775,144
WR Grace & Co. (a)	529	37,866
		2,376,145
Miscellaneous Store Retailers - 0.15%
1-800-Flowers.com, Inc. (a)	38,757	166,655
PetSmart, Inc.	606	39,457
		206,112
Motion Picture and Sound Recording Industries - 0.18%
Cinemark Holdings, Inc.	8,730	242,694

Motor Vehicle and Parts Dealers - 0.11%
Advance Auto Parts, Inc.	388	29,620
America's Car-Mart, Inc. (a)	2,000	95,520
AutoZone, Inc. (a)	74	28,131
		153,271
Nonstore Retailers - 1.45%
Amazon.com, Inc. (a)	1,956	516,912
eBay, Inc. (a)	1,700	92,956
GNC Holdings, Inc.	32,137	1,317,617
Systemax, Inc. (a)	7,574	75,361
		2,002,846
Oil and Gas Extraction - 0.12%
Concho Resources, Inc. (a)	316	28,427
Contango Oil & Gas Co.	1,280	49,613
Halcon Resources Corp. (a)	8,904	63,218
Occidental Petroleum Corp.	327	26,922
		168,180
Other Information Services - 2.68%
BGC Partners, Inc.	10,956	46,782
Google, Inc. (a)	4,562	3,655,074
		3,701,856
Paper Manufacturing - 1.76%
Clearwater Paper Corp. (a)	11,271	545,404
International Paper Co.	5,915	260,319
Kimberly-Clark Corp.	2,178	205,342
Rock-Tenn Co.	8,964	792,865
Schweitzer-Mauduit International, Inc.	17,148	631,904
		2,435,834
Petroleum and Coal Products Manufacturing - 2.44%
Chevron Corp.	16,579	1,942,230
CVR Energy, Inc. (a)	5,556	312,136
Exxon Mobil Corp.	5,053	452,496
HollyFrontier Corp.	10,911	613,198
Western Refining, Inc.	1,189	42,673
		3,362,733
Plastics and Rubber Products Manufacturing - 0.17%
Armstrong World Industries, Inc.	3,296	168,524
Jarden Corp. (a)	961	59,688
		228,212
Primary Metal Manufacturing - 0.15%
Handy & Harman Ltd. (a)	11,465	185,733
Precision Castparts Corp.	169	31,534
		217,267
Professional, Scientific, and Technical Services - 3.98%
Accenture PLC (b)	2,481	184,487
Alliance Data Systems Corp. (a)	3,572	566,841
Amgen, Inc.	8,113	741,609
Biogen Idec, Inc. (a)	1,573	261,653
Booz Allen Hamilton Holdings Corp.	12,866	164,685
CACI International, Inc. (a)	7,703	390,928
Cerner Corp. (a)	540	47,228
IHS, Inc. (a)	398	42,288
Mastercard, Inc.	1,669	864,242
Mistras Group, Inc. (a)	5,028	102,823
priceline.com, Inc. (a)	1,838	1,263,771
SolarWinds, Inc. (a)	4,941	278,969
Teledyne Technologies, Inc. (a)	1,655	121,775
Towers Watson & Co.	4,292	285,718
WEX, Inc. (a)	2,346	175,973
		5,492,990
Publishing Industries (except Internet) - 5.47%
Adobe Systems, Inc. (a)	2,986	117,350
Catamaran Corp. (a)(b)	13,898	746,462
Ellie Mae, Inc. (a)	50,509	1,025,333
ePlus, Inc.	3,643	167,432
Microsoft Corp.	94,364	2,623,319
News Corp.	48,564	1,398,643
Oracle Corp.	42,407	1,452,863
TIBCO Software, Inc. (a)	1,539	33,012
		7,564,414
Rail Transportation - 1.55%
CSX Corp.	10,694	245,320
Kansas City Southern	396	40,776
Union Pacific Corp.	13,449	1,843,993
		2,130,089
Rental and Leasing Services - 0.42%
Aircastle Ltd. (b)	22,939	308,988
Textainer Group Holdings Ltd. (b)	6,611	267,349
		576,337
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.09%
BlackRock, Inc.	3,844	921,598
GAMCO Investors, Inc.	3,147	168,365
NASDAQ OMX Group, Inc.	9,402	297,667
Stifel Financial Corp. (a)	1,635	56,473
Virtus Investment Partners, Inc. (a)	8,573	1,440,350
		2,884,453
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.07%
Cabela's, Inc. (a)	2,041	103,254

Support Activities for Mining - 0.22%
Atwood Oceanics, Inc. (a)	3,476	177,797
Rowan Companies PLC (a)(b)	3,601	124,559
		302,356
Support Activities for Transportation - 0.02%
Tidewater, Inc.	588	27,830

Telecommunications - 3.02%
Equinix, Inc. (a)	3,994	844,931
j2 Global, Inc.	8,975	320,228
Liberty Media Corp. (a)	17,794	1,921,752
Time Warner Cable, Inc.	1,310	113,171
Verizon Communications, Inc.	21,073	980,527
		4,180,609
Transportation Equipment Manufacturing - 3.26%
Arctic Cat, Inc. (a)	8,944	324,936
Boeing Co.	558	42,910
BorgWarner, Inc. (a)	473	35,196
Dana Holding Corp.	6,931	115,956
Eaton Corp. (b)	15,075	934,198
HEICO Corp.	731	31,733
Honeywell International, Inc.	491	34,419
Lockheed Martin Corp.	6,939	610,632
Polaris Industries, Inc.	2,858	249,703
TAL International Group, Inc.	4,463	192,132
TransDigm Group, Inc.	7,337	1,044,348
Triumph Group, Inc.	10,099	741,368
United Technologies Corp.	1,634	147,958
		4,505,489
Utilities - 0.02%
ITC Holdings Corp.	387	32,709

Waste Management and Remediation Services - 0.05%
Clean Harbors, Inc. (a)	1,235	63,603

Water Transportation - 0.18%
Golar LNG Ltd. (b)	720	27,295
Royal Caribbean Cruises Ltd. (b)	6,495	226,481
		253,776
Wholesale Electronic Markets and Agents and Brokers - 0.12%
ScanSource, Inc. (a)	5,456	163,735

TOTAL COMMON STOCKS (Cost $109,009,028)		133,807,602

EXCHANGE TRADED FUNDS - 3.09%
iShares Russell 1000 Growth Index Fund	49,500	3,417,480
Vanguard Small-Cap ETF	9,760	850,389
TOTAL EXCHANGE TRADED FUNDS (Cost $4,234,775)		4,267,869

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 0.21%
Money Market Fund - 0.21%
Wells Fargo Advantage Government Money Market Fund	287,427	287,427
TOTAL SHORT TERM INVESTMENTS (Cost $287,427)		287,427

Total Investments (Cost $113,531,230) - 100.17%		138,362,898
Liabilities in Excess of Other Assets - (0.17)%		(235,569)
TOTAL NET ASSETS - 100.00%		$138,127,329

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign Issued Security

The cost basis of investments for federal income tax purposes at February 28, 2013 was as follows*:

Cost of investments	$113,531,230
Gross unrealized appreciation	$27,260,618
Gross unrealized depreciation	$(2,428,950)
Net unrealized appreciation	$24,831,668

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of
America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.
Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the
Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting in market prices of securities held.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.
Investments in foreign securities entail certain risks. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the
United States. Since foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the
United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

The Valuation Committee of the Trust shall meet to consider any valuations.
This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value
Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff
Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not
Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value
Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.
Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value
Measurements requires the Funds to classify their securities based on valuation method.

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at February 28, 2013

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2013, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stock*	$133,807,602	-	-	$133,807,602
Exchange Traded Funds	4,267,869	-	-	4,267,869
Total Equity	$138,075,471			138,075,471
Short-Term Investments	287,427	-	-	287,427
Total Investments in Securities	$138,362,898	$-	$-	$138,362,898

The Fund reconizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of February 28, 2013.

There were no transfers into and out of Level 1 and 2 during the period ended February 28, 2013.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended February 28, 2013 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2013.

Gerstein Fisher Multi-Factor International Growth Equity Fund
Schedule of Investments
February 28, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.46%
Australia - 7.28%
AGL Energy Ltd.	3,099	50,380
ALS Ltd.	8,539	101,834
APA Group	65,284	409,992
BHP Billiton Ltd.	2,757	103,217
Caltex Australia Ltd.	12,823	260,449
Coca-Cola Amatil Ltd.	3,378	49,955
CSL Ltd.	9,515	583,091
Federation Centres Ltd.	495,934	1,241,101
Fortescue Metals Group Ltd.	5,554	26,535
Incitec Pivot Ltd.	13,470	44,277
Insurance Australia Group Ltd.	30,626	177,703
Newcrest Mining Ltd.	3,021	69,257
Ramsay Health Care Ltd.	25,777	845,407
Rio Tinto Ltd.	799	54,375
Santos Ltd.	3,995	54,482
Suncorp Group Ltd.	25,471	292,178
Sydney Airport (a)	187,514	606,196
Wesfarmers Ltd.	9,644	403,570
Woodside Petroleum Ltd.	785	29,952
Woolworths Ltd.	4,955	176,810
		5,580,761
Austria - 0.25%
Andritz AG	989	69,737
Erste Group Bank AG	3,898	125,119
		194,856
Belgium - 4.48%
Anheuser-Busch InBev NV	31,778	2,978,075
KBC Groep NV	837	30,915
UCB SA	3,962	228,805
Umicore SA	3,847	191,718
		3,429,513
Bermuda - 1.27%
Cheung Kong Infrastructure Holdings Ltd.	53,314	349,759
First Pacific Company Ltd.	301,461	398,196
Li & Fung Ltd.	15,010	20,072
Seadrill Ltd.	5,629	205,264
		973,291
Cayman Islands - 0.71%
Sands China Ltd.	102,568	487,774
Wynn Macau Ltd.	19,981	52,583
		540,357
Denmark - 4.47%
Carlsberg A/S	285	29,290
Coloplast	21,915	1,142,961
Danske Bank A/S (a)	4,660	86,686
Novo Nordisk A/S	11,663	2,039,092
Tryg A/S	1,545	124,553
		3,422,582
Finland - 1.68%
Kone OYJ	4,381	353,463
Nokian Renkaat OYJ	842	38,135
Pohjola Bank PLC	57,070	898,966
		1,290,564
France - 7.33%
Arkema SA	7,359	746,084
AtoS	2,143	158,790
Bureau Veritas SA	1,940	249,813
Cie de St-Gobain	2,849	113,200
Cie Generale de Geophysique - Veritas (a)	17,434	431,368
Cie Generale d'Optique Essilor International SA	1,617	166,454
Danone SA	438	30,342
Dassault Systemes SA	1,467	166,185
Iliad SA	419	80,077
Imerys SA	886	59,510
Legrand SA	1,384	63,424
LVMH Moet Hennessy Louis Vuitton SA	197	33,806
Pernod-Ricard SA	2,332	302,026
Remy Cointreau SA	8,204	1,036,799
Schneider Electric SA	387	29,642
Societe BIC SA	2,222	259,007
Societe Television Francaise 1	3,431	38,512
Technip SA	2,194	237,078
Wendel SA	620	68,172
Zodiac Aerospace	12,012	1,348,924
		5,619,213
Germany - 9.95%
Adidas AG	2,094	190,327
BASF SE	9,880	927,899
Bayer AG	303	29,924
Bayerische Motoren Werke AG	7,286	669,882
Bayerische Motoren Werke AG	921	59,739
Continental AG (a)	4,446	520,531
Fresenius SE & Co. KGaA	1,374	168,597
GEA Group AG	1,632	57,952
Henkel AG & Co. KGaA	5,783	427,255
Henkel AG & Co. KGaA	604	53,127
Hugo Boss AG	2,033	235,244
Lanxess AG	5,095	429,996
MAN SE	840	96,392
Porsche Automobil Holding SE	1,623	128,191
SAP AG	357	27,878
Siemens AG	522	54,179
Suedzucker AG	16,644	728,129
Volkswagen AG - Ordinary Shares	12,105	2,486,771
Volkswagen AG - Preferred Shares	1,531	333,012
		7,625,025
Greece - 0.13%
Coca Cola Hellenic Bottling Co. SA	3,638	99,226

Guernsey - 0.07%
Resolution Ltd.	14,219	56,113

Hong Kong - 3.98%
AIA Group Ltd.	7,222	31,232
Bank of East Asia Ltd.	12,877	52,492
Galaxy Entertainment Group Ltd. (a)	516,349	2,160,084
Hong Kong & China Gas Co. Ltd.	19,309	53,886
SJM Holdings Ltd.	108,670	271,192
Sun Hung Kai Properties Ltd.	3,624	56,082
Swire Pacific Ltd.	7,013	90,465
Swire Properties Ltd.	81,507	304,561
Wharf Holdings Ltd.	3,527	30,804
		3,050,798
Ireland - 1.41%
Elan Corp. PLC (a)	5,879	66,116
James Hardie Industries PLC	98,081	979,554
Kerry Group PLC	551	30,825
		1,076,495
Israel - 0.13%
Mellanox Technologies Ltd. (a)	551	28,407
Teva Pharmaceutical Industries Ltd.	1,826	68,372
		96,779
Italy - 1.35%
Assicurazioni Generali SpA	3,522	56,825
Exor SpA	18,655	520,507
Fiat Industrial SpA	4,532	54,934
Luxottica Group SpA	681	31,768
Pirelli & Co. SpA	29,502	341,586
Saipem SpA	961	25,660
		1,031,280
Japan - 9.94%
ABC-Mart, Inc.	1,104	38,515
Acom Co. Ltd.	20,903	517,355
Aeon Mall Co. Ltd.	1,985	49,233
Ajinomoto Co., Inc.	3,318	43,992
Asahi Kasei Corp.	9,389	55,462
Bridgestone Corp.	1,970	60,459
Calbee, Inc.	15,619	1,330,783
Daihatsu Motor Co. Ltd.	9,944	201,895
Dainippon Sumitomo Pharma Co. Ltd.	4,535	65,600
Daito Trust Construction Co. Ltd.	1,589	142,189
FANUC Corp.	228	35,157
Fuji Heavy Industries Ltd.	64,265	962,238
Gree, Inc.	2,071	25,181
Hakuhodo DY Holdings	740	56,179
Hino Motors Ltd.	35,259	372,454
IHI Corporation	21,612	60,610
Isuzu Motors Ltd.	9,715	59,707
ITOCHU Corp.	41,748	481,718
Itochu Techno-Solutions Corp.	4,497	196,258
Japan Airlines Co. Ltd.	1,188	56,361
Japan Tobacco, Inc.	15,916	502,533
KDDI Corp.	1,700	127,680
Keisei Electric Railway Co. Ltd.	10,841	103,514
Koito Manufacturing Co. Ltd.	1,931	31,456
Konami Corp.	2,076	40,332
Lawson, Inc.	5,517	410,339
Mabuchi Motor Co. Ltd.	1,139	55,967
McDonald's Holding Co. Japan Ltd.	1,720	43,085
Medipal Holdings Corp.	3,500	45,237
MEIJI Holdings Co. Ltd.	1,018	43,804
Namco Bandai Holdings, Inc.	3,149	50,082
Nikon Corp.	1,783	40,057
Nissin Foods Holdings Co. Ltd.	1,237	49,154
Otsuka Holdings Co. Ltd.	5,304	169,906
Rinnai Corp.	678	48,642
Sanrio Co Ltd.	1,412	55,777
Seven Bank Ltd.	160,338	421,846
Softbank Corp.	2,939	108,857
Sumitomo Rubber Industries Ltd.	2,323	36,182
Suruga Bank Ltd.	9,199	135,129
Toho Co. Ltd.	2,752	52,941
TOTO Ltd.	6,661	60,229
Toyo Suisan Kaisha Ltd.	1,932	56,589
Toyota Motor Corp.	597	30,662
USS Co. Ltd.	458	50,269
Yakult Honsha Co. Ltd.	953	35,419
		7,617,034
Jersey - 0.35%
Wolseley PLC	5,665	266,048

Luxembourg - 0.04%
Tenaris SA	1,380	28,306

Netherlands - 7.90%
Akzo Nobel NV	437	27,815
ASML Holding NV	29,193	2,072,012
DE Master Blenders NV (a)	2,419	29,121
European Aeronautic Defence and Space Co. NV	11,781	600,545
Gemalto NV	10,650	967,769
Heineken Holding NV	1,814	113,553
Heineken NV	9,901	737,804
Koninklijke Ahold NV	3,672	52,693
Koninklijke Boskalis Westminster NV	1,361	58,172
Koninklijke Vopak NV	5,466	392,684
Unilever NV	25,892	1,004,129
		6,056,297
Norway - 0.18%
Aker Solutions ASA	6,861	134,480

Singapore - 2.70%
Fraser & Neave Ltd.	34,492	262,645
Jardine Cycle & Carriage Ltd.	1,182	49,124
Keppel Corp. Ltd.	36,441	341,448
Singapore Telecommunications Ltd.	35,685	98,950
StarHub Ltd.	389,673	1,316,418
		2,068,585
Spain - 4.42%
Amadeus IT Holding SA	1,160	29,617
Distribuidora Internacional de Alimentacion SA	39,145	305,416
Enagas SA	2,557	61,112
Grifols SA (a)	2,034	58,046
Grifols SA (a)	40,683	1,447,215
Inditex SA	10,628	1,420,801
Repsol SA	2,852	60,666
		3,382,873
Sweden - 6.61%
Assa Abloy AB	6,380	252,189
Atlas Copco AB - Class B	16,057	414,109
Boliden AB	25,677	433,664
Getinge AB	1,576	47,419
Hennes & Mauritz AB	7,876	282,046
Holmen AB	14,364	440,564
Industrivarden AB	2,632	46,813
Lundin Petroleum AB (a)	7,201	163,027
Sandvik AB	1,753	28,375
SKF AB	2,146	52,637
Svenska Cellulosa AB	11,732	286,295
Swedbank AB	98,934	2,373,383
Swedish Match AB	5,369	175,654
Tele2 AB	2,658	42,334
Volvo AB	1,978	29,573
		5,068,082
Switzerland - 10.08%
ABB Ltd.	2,544	57,877
Aryzta AG	5,127	294,082
Cie Financiere Richemont SA	6,057	485,826
EMS-Chemie Holding AG	439	123,522
Lindt & Spruengli AG	1	42,678
Lindt & Spruengli AG	50	180,255
Lonza Group AG	984	61,365
Nestle SA	10,678	745,436
Pargesa Holdings SA	737	52,530
Partners Group Holding AG	184	42,481
Roche Holdings AG	5,605	1,282,470
Sulzer AG	895	156,047
Swatch Group AG	506	51,363
Swiss Re AG	47,327	3,785,524
Syngenta AG	681	289,007
UBS AG	4,223	66,724
		7,717,187
United Kingdom - 8.75%
3i Group PLC	13,728	66,520
Aberdeen Asset Management PLC	175,845	1,143,966
Aggreko PLC	1,008	25,839
ARM Holdings PLC	7,277	105,353
Babcock International Group PLC	29,976	487,317
BG Group PLC	1,715	30,242
BHP Billiton PLC	1,508	47,587
British American Tobacco PLC	5,037	262,043
BT Group PLC	131,223	532,602
Bunzl PLC	25,357	483,961
Burberry Group PLC	1,695	35,295
Croda International PLC	1,332	52,224
Fresnillo PLC	14,431	337,705
GKN PLC	65,463	269,978
GlaxoSmithKline PLC	5,272	116,179
Hargreaves Lansdown PLC	8,814	115,619
Imperial Tobacco Group PLC	5,656	204,742
Intertek Group PLC	1,145	57,862
ITV PLC	40,345	75,774
Kingfisher PLC	41,588	174,220
Lloyds Banking Group PLC (a)	482,998	397,029
London Stock Exchange Group PLC	6,424	129,677
Meggitt PLC	7,374	50,681
Melrose Industries PLC	27,793	108,798
Next PLC	11,157	709,557
Rexam PLC	6,326	49,293
Rio Tinto PLC	964	51,548
Rolls-Royce Holdings PLC - Ordinary Shares (a)	16,977	264,100
Schroders PLC	4,800	144,605
Tate & Lyle PLC	5,126	63,070
Tesco PLC	8,952	50,116
Weir Group PLC	1,688	59,876
		6,703,378
TOTAL COMMON STOCKS (Cost $61,763,709)		73,129,123

REAL ESTATE INVESTMENT TRUSTS - 1.49%
France - 0.07%
Unibail-Rodamco SE	228	52,627
Hong Kong - 1.35%
The Link REIT	194,502	1,039,796
Japan - 0.07%
Japan Retail Fund Investment Corp.	26	50,845
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $962,459)		1,143,268

CORPORATE BONDS - 0.23%
United Kingdom - 0.23%
Electrabel SA
0.250%, 06/29/2015	117,508	178,267
TOTAL CORPORATE BONDS (Cost $184,417)		178,267

EXCHANGE TRADED FUNDS - 2.33%
iShares MSCI EAFE Index Fund	30,720	1,787,290
TOTAL EXCHANGE TRADED FUNDS (Cost $1,796,694)		1,787,290

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.16%
Money Market Fund - 0.16%
Wells Fargo Advantage Government Money Market Fund	122,596	122,596
TOTAL SHORT-TERM INVESTMENTS (Cost $122,596)		122,596

Total Investments (Cost $64,829,875) - 99.67%		76,360,544
Other Assets in Excess of Liabilities - 0.33%		254,597
TOTAL NET ASSETS - 100.00%		$76,615,141

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Abbreviations:
ADR	American Depository Receipt
A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
ASA	Allmennaksjeselskap is a Norwegian term which signifies that the company is listed in the stock-exchange.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
Ltd	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtiö is the Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SGPS	Sociedade gestora de participacoes socialis is a Portugese term for a holding enterprise.
SpA	Società per Azioni is the Italian term for a limited share company.

The cost basis of investments for federal income tax purposes at February 28, 2013 was as follows*:

Cost of investments	$64,829,875
Gross unrealized appreciation	$12,206,333
Gross unrealized depreciation	$(675,664)
Net unrealized appreciation	$11,530,669

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of
America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.
Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

For the Gerstein Fisher Multi-Factor International Growth Equity Fund, in the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities would generally be categorized as Level 2 in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 820 hierarchy. The Adviser anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the
Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting in market prices of securities held.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.
Investments in foreign securities entail certain risks. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the
United States. Since foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the
United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

The Valuation Committee of the Trust shall meet to consider any valuations.
This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value
Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff
Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not
Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value
Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.
Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value
Measurements requires the Funds to classify their securities based on valuation method.

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at February 28, 2013

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2013, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stock*	$2,308,726	70,820,398	-	$73,129,124
Real Estate Investment Trusts	-	1,143,267	-	1,143,267
Exchange Traded Funds	1,787,290	-	-	1,787,290
Corporate Bonds	-	178,267	-	178,267
Total Equity	$4,096,016	$72,141,932		76,237,948
Short-Term Investments	122,596	-	-	122,596
Total Investments in Securities	$4,218,612	$72,141,932	$-	$76,360,544

Transfers between Levels are recognized as of the beginning and end of the financial reporting period.

Transfers into Level 1	$-
Transfers out of Level 1	56,361
Net transfers in and/or out of Level 1	$56,361

Transfers into Level 2	$56,361
Transfers out of Level 2	-
Net transfers in and/or out of Level 2	$56,361

The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended February 28, 2013 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of common stock by country, please refer to the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                                 John Buckel, President

Date          April 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                                 John Buckel, President

Date          April 18, 2013

By (Signature and Title)* /s/ Jennifer Lima
                                                   Jennifer Lima, Treasurer

Date          April 18, 2013

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